SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2025
Share Capital, Reserves, and Other Equity Interest [Abstract]
Summary of share capital	Cybin US Class B Shares

Number of Class B Shares
Balance as at March 31, 2023	530,542.1
Converted into Common Shares	(494,457.4)
Balance as at March 31, 2024	36,084.7
Balance as at March 31, 2025	36,084.7

Summary of warrants
The continuity of the outstanding warrants for the years ended March 31, 2025 and 2024, are as follows:

	Number of Warrants	Weighted average exercise price[1]
		$
Common Share Purchase Warrants
As at March 31, 2023	611,329	49.02
Issued	2,392,931	25.46
Exercised	(2,658)	20.14
Expired	(205,404)	131.86
As at March 31, 2024	2,796,197	22.74
Exercised	—	—
Outstanding as at March 31, 2025	2,796,197	24.03
Exercisable as at March 31, 2025	2,796,197	24.03

Unit Purchase Warrants(2)
As at March 31, 2023	22,862	85.50
Expired	(22,862)	$85.50
As at March 31, 2024 and March 31, 2025	—	—
[1]Certain warrants were issued in USD, the weighted average exercise price is calculated using the closing exchange rate in effect as at the respective dates.
[2]Each unit consisted of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $123.50 per Common Share.
The following summarizes information about warrants outstanding as at March 31, 2025:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated fair value	Weighted average remaining contractual life
				$$000’s	Years
August 4, 2028	635,887	635,887	US$15.20	4,578	3.35
May 14, 2029	1,754,386	1,754,386	US$19.38	17,842	4.12
June 15, 2030	336,843	336,843	9.50	3,891	5.21
August 20, 2030	38,818	38,818	24.32	936	5.39
November 15, 2030	30,263	30,263	9.50	347	5.63
	2,796,197	2,796,197	24.03	27,594	4.11

Summary of significant unobservable inputs used, equity
The Company estimated the aggregate fair value of the August 2023 Warrants using the Black-Scholes option pricing model to be $4,600 (US$3,442) with the following assumptions:

Risk-free interest rate	3.87%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	US$12.92
Exercise price	US$15.20
The Company estimated the aggregate fair value of the November 2023 Warrants using the Black-Scholes option pricing model to be $17,842 (US$12,299) with the following assumptions:

Risk-free interest rate	3.76%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.5
Expected dividend yield	0.00%
Share price	US$17.48
Exercise price	US$19.38

Summary of number and weighted average exercise prices of share options
The changes in options for the years ended March 31, 2025 and 2024 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2023	778,163	51.68
Granted	1,011,711	26.22
Forfeited/Expired	(47,735)	44.08
As at March 31, 2024	1,742,139	35.17
Granted	3,484,626	13.84
Forfeited/Expired	(1,270,081)	38.76
Outstanding as at March 31, 2025	3,956,684	15.23
Exercisable as at March 31, 2025	3,591,976	15.19
The following summarizes information about stock options outstanding on March 31, 2025:

	Number of options outstanding	Number of options exercisable	Exercise Price	Estimated fair value	Weighted average remaining life
Expiry date				$$000’s	Years
April 6, 2025	986	986	13.11	11	0.02
April 6, 2025	2,372	2,372	16.72	32	0.02
April 6, 2025	986	986	21.28	15	0.02
April 7, 2025	1,161	1,161	66.12	55	0.02
June 15, 2025	27,631	27,631	9.50	188	0.21
June 30, 2025	5,263	5,263	34.20	73	0.25
September 30, 2025	7,106	7,106	28.50	97	0.50
November 4, 2025	25,000	25,000	28.50	509	0.60
November 15, 2025	9,869	9,869	28.50	110	0.63
November 15, 2025	5,263	5,263	34.58	53	0.63
December 11, 2025	5,263	5,263	56.24	211	0.70
December 14, 2025	2,829	2,829	66.12	131	0.71
December 31, 2025	2,500	2,500	13.11	28	0.75
December 31, 2025	3,947	3,947	16.72	53	0.75
December 31, 2025	5,263	5,263	21.28	79	0.75
February 15, 2026	1,974	1,974	77.14	109	0.88
March 10, 2026	5,725	5,725	52.82	217	0.94
March 15, 2026	7,895	7,895	58.90	360	0.96
March 29, 2026	987	987	50.16	35	0.99
March 31, 2026	4,342	4,342	13.11	49	1.00
March 31, 2026	3,339	3,339	16.72	44	1.00
March 31, 2026	986	986	21.28	15	1.00
June 28, 2026	4,475	4,475	110.20	355	1.24
September 26, 2026	25,657	25,657	30.02	439	1.49
November 15, 2026	13,158	9,868	27.17	150	1.63
December 31, 2026	32,896	32,896	57.00	1,352	1.75
March 4, 2027	526	526	42.94	16	1.92
March 8, 2027	10,526	10,526	38.76	295	1.94
June 30, 2028	277,949	277,949	16.72	3,710	3.25
September 26, 2028	2,632	2,632	30.02	59	3.49
March 20, 2029	526	394	21.28	8	3.97
April 5, 2029	284,873	177,994	21.28	3,742	4.01
June 30, 2032	7,895	7,895	34.20	179	7.25
August 15, 2034	3,049,784	2,877,860	13.11	34,032	9.37
November 27, 2034	80,100	23,867	14.37	507	9.66
March 7, 2035	35,000	8,750	10.45	109	9.93
	3,956,684	3,591,976		47,427	8.13

Summary of measurement of stock option fair value assumptions	The aggregate estimated grant date fair value was determined to be $4,619 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.62%
Expected annual volatility, based on historical share price of the Company	88.13%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	$21.28
Exercise price	$21.28
The aggregate estimated grant date fair value was determined to be $34,822 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.07%
Expected annual volatility, based on historical share price of the Company	86.69%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	$13.30
Exercise price	$13.11
The aggregate estimated grant date fair value was determined to be $982 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.23%
Expected annual volatility, based on historical share price of the Company	86.06%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	$14.37
Exercise price	$14.37
The aggregate estimated grant date fair value was determined to be $307 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.03%
Expected annual volatility, based on historical share price of the Company	83.43%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	2%
Share price	$10.45
Exercise price	$10.45
The aggregate estimated grant date fair value was determined to be $4,080, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$17.86
Exercise price	$16.72
The aggregate estimated grant date fair value was determined to be $577, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on September 26, 2026

Risk-free interest rate	4.68%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$30.02
Exercise price	$30.02
Options expiring on September 26, 2028

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$30.02
Exercise price	$30.02
The aggregate estimated grant date fair value was determined to be $10,907, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on November 16, 2026

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$22.80
Exercise price	$27.17
Options expiring on November 16, 2028

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$22.80
Exercise price	$27.17
The aggregate estimated grant date fair value was determined to be $8, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.52%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$21.28
Exercise price	$21.28